                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
-------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/06

Item 1. Reports to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/06

                            A SHARES            B SHARES            C SHARES          I SHARES
                          since 10/2/78       since 7/2/92        since 7/6/93      since 3/23/05
-------------------------------------------------------------------------------------------------
                                   W/MAX               W/MAX               W/MAX
                          W/O      4.75%      W/O      4.00%      W/O      1.00%         W/O
AVERAGE ANNUAL           SALES     SALES     SALES     SALES     SALES     SALES        SALES
TOTAL RETURNS           CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES      CHARGES

Since Inception          7.37%     7.18%     5.36%     5.36%     4.21%     4.21%       4.24%

10-year                  3.98      3.46      3.49      3.49      3.20      3.20         N/A

5-year                   3.13      2.13      2.38      2.17      2.42      2.42         N/A

1-year                   1.64     -3.26      1.13     -2.66      1.19      0.24         N/A

6-month                  1.36     -3.42      0.97     -2.93      1.29      0.31        1.50
-------------------------------------------------------------------------------------------------

30-Day SEC Yield              6.16%               5.67%               5.76%             6.73%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. As a result of recent market activity, current performance may vary from the figures shown. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in years one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

JP Morgan Global High Yield Index is a broad-based index that reflects the general performance of the global high-yield corporate debt market. Lipper High Yield Bond Fund Index is an index of funds with similar return objectives as this fund. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

MARKET CONDITIONS

As the reporting period opened, investors confronted the possibility that Gulf Coast hurricane damage could result in a slowdown in economic growth and increased inflation. An unfavorable supply-demand outlook (large outflows from high yield mutual funds and a robust high yield bond issuance calendar), a high-profile default by auto parts manufacturer Delphi and an accounting scandal at Refco added to investors' concerns. Against this backdrop, the prices of high yield bonds moved lower in September and October. The market regained a degree of traction in November and December, however. Although a declining appetite for corporate credit risk and a rising federal funds target rate weighed on sentiment, good economic growth and an improved equity market provided support. Reflecting investors' heightened apprehension, single B rated bonds demonstrated the greatest resiliency and the lower-rated segment of the high yield market struggled most during the final months of 2005.

The high yield market started 2006 on a very positive note. Investors were increasingly heartened by economic growth data and a briskly rising equity market. In addition, investors' rekindled interest in moving further up the risk/reward spectrum provided further support to the high yield market. This improved sentiment offset less positive factors elsewhere, including a very heavy new issue calendar, rising yields in the Treasury market, rising oil prices and outflows from mutual funds. In a reversal of the trends of the final months of 2005, the riskiest segment of the high-yield market garnered the most favor with investors, as securities rated CCC and below led.

Industry returns varied across sectors, and were often influenced significantly by individual companies. Within the JP Morgan Global High Yield Index, leading sectors included telecommunications, wireless communications and services. The auto and auto-related areas of the market struggled most, as an ongoing deterioration in fundamentals exacted an extended toll. Other lagging sectors included cable and financials.

PERFORMANCE ANALYSIS

The fund returned 1.36 percent for the six months ended February 28, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the JP Morgan Global High Yield Index and the Lipper High Yield Bond Fund Index, returned 2.16 percent and 2.49 percent for the period, respectively.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

----------------------------------------------------------------------------
                                              JP MORGAN    LIPPER HIGH
                                                GLOBAL        YIELD
                                              HIGH YIELD    BOND FUND
      CLASS A   CLASS B   CLASS C   CLASS I     INDEX         INDEX

       1.36%     0.97%     1.29%     1.50%       2.16%        2.49%
----------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The fund's performance versus the JP Morgan Global High Yield Index benefited from its underweighting to the transportation sector, particularly the troubled auto and auto-related industries. In addition, good security selection in transportation, cable and chemicals also added to relative performance. In contrast, security selection in financials, forest products and building materials detracted from relative returns. Additionally, as investors' appetite for risk increased in 2006, the fund's more defensive emphasis on the upper tiers of the high yield market tempered performance.

As of the close of the reporting period, the fund's portfolio included overweightings relative to the JP Morgan Global High Yield Index in the chemicals, energy, food/tobacco and wireless communications sectors. The fund's major sector underweights included utilities, information technology, metals, housing and financials. In regards to overall credit risk, the fund is positioned defensively versus its JP Morgan benchmark. Also reflecting a defensive bias, we reduced some of the riskier positions in the fund throughout the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

RATINGS ALLOCATIONS AS OF 2/28/06
A/A                                                               0.7%
BBB/Baa                                                           3.1
BB/Ba                                                            31.5
B/B                                                              57.2
CCC/Caa                                                           6.3
Non-Rated                                                         1.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/06
Energy                                                            9.2%
Transportation                                                    8.0
Healthcare                                                        7.4
Utility                                                           6.8
Gaming & Leisure                                                  6.2
Cable                                                             6.1
Chemicals                                                         5.7
Forest Products                                                   5.4
Food & Tobacco                                                    4.4
Diversified Media                                                 4.3
Metals                                                            3.8
Manufacturing                                                     3.2
Consumer Products                                                 3.1
Services                                                          2.9
Wireless Communications                                           2.9
Food & Drug                                                       2.7
Housing                                                           2.7
Information Technology                                            2.3
Telecommunications                                                2.2
Aerospace                                                         1.5
Broadcasting                                                      1.2
Retail                                                            1.2
Financial                                                         0.5
                                                                -----
Total Long-Term Investments                                      93.7%
Short-Term Investments                                            4.7
Other Assets in Excess of Liabilities                             1.6
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of corporate debt obligations. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/05 - 2/28/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/05           2/28/06       9/1/05-2/28/06
Class A
  Actual......................................    $1,000.00        $1,013.65          $4.59
  Hypothetical................................     1,000.00         1,020.29           4.61
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,009.68           8.37
  Hypothetical................................     1,000.00         1,016.49           8.40
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,012.86           8.09
  Hypothetical................................     1,000.00         1,016.79           8.10
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,015.02           3.10
  Hypothetical................................     1,000.00         1,021.69           3.11
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 1.68%, 1.62% and 0.62% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          CORPORATE BONDS  93.0%
          AEROSPACE  1.5%
$3,745    Hexcel Corp. ...................................    6.750%  02/01/15   $  3,773,087
 6,440    K & F Acquisition, Inc. ........................    7.750   11/15/14      6,601,000
                                                                                 ------------
                                                                                   10,374,087
                                                                                 ------------
          BROADCASTING  1.2%
 5,825    Lin Television Corp. ...........................    6.500   05/15/13      5,555,594
 1,905    Lin Television Corp., Ser B.....................    6.500   05/15/13      1,816,894
 1,185    Salem Communications Corp. .....................    7.750   12/15/10      1,222,031
                                                                                 ------------
                                                                                    8,594,519
                                                                                 ------------
          CABLE  6.1%
 4,815    Cablecom Luxembourg SCA, 144A--Private Placement
          (Euro) (Luxembourg) (a).........................    9.375   04/15/14      6,522,030
 6,005    Cablevision Systems Corp. (Variable
          Rate Coupon)....................................    8.716   04/01/09      6,237,694
 3,794    CCH I, LLC, 144A--Private Placement (a).........   11.000   10/01/15      3,210,672
 7,820    Echostar DBS Corp. .............................    6.375   10/01/11      7,683,150
 1,290    Echostar DBS Corp. .............................    6.625   10/01/14      1,260,975
   460    Intelsat Bermuda Ltd., 144A--Private Placement
          (Bermuda) (a)...................................    8.500   01/15/13        472,650
 4,315    Intelsat Bermuda Ltd., 144A--Private Placement
          (Bermuda) (a)...................................    8.875   01/15/15      4,498,387
 3,255    Intelsat Bermuda Ltd., 144A--Private Placement
          (Variable Rate Coupon) (Bermuda) (a)............    9.614   01/15/12      3,336,375
   898    PanAmSat Corp. .................................    9.000   08/15/14        951,880
 7,205    PanAmSat Holding Corp. (b)...................... 0/10.375   11/01/14      5,160,581
 2,295    Renaissance Media Group.........................   10.000   04/15/08      2,303,606
   630    Satelites Mexicanos SA, Ser B (Mexico) (c)
          (e).............................................   10.125   11/01/04        396,900
                                                                                 ------------
                                                                                   42,034,900
                                                                                 ------------
          CHEMICALS  5.7%
 2,855    Cognis Deutschland GmbH & Co., 144A--Private
          Placement (Euro) (Variable Rate Coupon)
          (Germany) (a)...................................    7.226   11/15/13      3,518,311
 4,950    Equistar Chemicals LP...........................   10.125   09/01/08      5,346,000
   620    Equistar Chemicals LP...........................   10.625   05/01/11        677,350
   952    Huntsman International LLC......................   10.125   07/01/09        980,560
 4,000    Huntsman International LLC (Euro)...............   10.125   07/01/09      4,982,977
 2,308    Innophos Investments Holdings, Inc.,
          144A--Private Placement (Variable Rate Coupon)
          (a).............................................   12.749   02/15/15      2,227,407
 4,075    Innophos, Inc., 144A--Private Placement (a).....    8.875   08/15/14      4,217,625
 1,485    Koppers, Inc. ..................................    9.875   10/15/13      1,611,225
 1,930    Millennium America, Inc. .......................    9.250   06/15/08      1,992,725
 1,640    Nalco Co. ......................................    7.750   11/15/11      1,676,900
 5,110    Nalco Co. ......................................    8.875   11/15/13      5,378,275
 2,268    Rockwood Specialties Group, Inc. ...............   10.625   05/15/11      2,506,140

 8                                             See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          CHEMICALS (CONTINUED)
$1,390    Rockwood Specialties Group, Inc., 144A--Private
          Placement (Euro) (a)............................    7.625%  11/15/14   $  1,723,299
 2,940    Westlake Chemical Corp. ........................    6.625   01/15/16      2,951,025
                                                                                 ------------
                                                                                   39,789,819
                                                                                 ------------
          CONSUMER PRODUCTS  2.9%
 8,210    Levi Strauss & Co. (Variable Rate Coupon).......    9.280   04/01/12      8,517,875
 2,295    Oxford Industrials, Inc. .......................    8.875   06/01/11      2,375,325
 4,635    Rayovac Corp. ..................................    8.500   10/01/13      4,252,612
 2,860    Spectrum Brands, Inc. ..........................    7.375   02/01/15      2,481,050
 2,632    Tempur Pedic, Inc. .............................   10.250   08/15/10      2,829,400
                                                                                 ------------
                                                                                   20,456,262
                                                                                 ------------
          DIVERSIFIED MEDIA  4.3%
 1,155    Advanstar Communications, Inc. .................   10.750   08/15/10      1,264,725
 2,840    AMC Entertainment, Inc. (Variable Rate
          Coupon).........................................    8.999   08/15/10      2,953,600
 6,187    CanWest Media, Inc. (Canada)....................    8.000   09/15/12      6,372,453
 2,282    Dex Media East/Finance Corp., LLC...............   12.125   11/15/12      2,644,267
 3,587    Dex Media West/Finance Corp., LLC, Ser B........    9.875   08/15/13      3,990,537
 1,870    Houghton Mifflin Co. ...........................    8.250   02/01/11      1,963,500
 5,405    Houghton Mifflin Co. ...........................    9.875   02/01/13      5,918,475
 1,525    Nebraska Book Co., Inc. ........................    8.625   03/15/12      1,441,125
 3,730    Primedia, Inc. .................................    8.875   05/15/11      3,608,775
                                                                                 ------------
                                                                                   30,157,457
                                                                                 ------------
          ENERGY  9.2%
 4,925    Chaparral Energy, Inc., 144A--Private
          Placement (a)...................................    8.500   12/01/15      5,232,812
 6,870    CHC Helicopter Corp. (Canada)...................    7.375   05/01/14      7,050,337
 2,325    Chesapeake Energy Corp. ........................    6.375   06/15/15      2,336,625
 3,200    Chesapeake Energy Corp. ........................    6.625   01/15/16      3,264,000
 5,320    Chesapeake Energy Corp. ........................    7.500   09/15/13      5,685,750
 1,645    Compagnie Generale de Geophysique SA (France)...    7.500   05/15/15      1,727,250
 5,120    El Paso Production Holding Co. .................    7.750   06/01/13      5,427,200
 1,800    Hanover Compressor Co. .........................    8.625   12/15/10      1,910,250
   890    Hanover Compressor Co. .........................    9.000   06/01/14        974,550
   109    Hanover Equipment Trust, Ser A..................    8.500   09/01/08        113,087
 3,042    Hanover Equipment Trust, Ser B..................    8.750   09/01/11      3,224,520
 5,460    Hilcorp Energy/Finance Corp., 144A--Private
          Placement (a)...................................    7.750   11/01/15      5,555,550
 2,731    Hilcorp Energy/Finance Corp., 144A--Private
          Placement (a)...................................   10.500   09/01/10      3,045,065
 3,460    Husky Oil Ltd. (Variable Rate Coupon)
          (Canada)........................................    8.900   08/15/28      3,690,311
 1,863    Magnum Hunter Resources, Inc. ..................    9.600   03/15/12      2,021,355
 3,450    Pacific Energy Partners.........................    7.125   06/15/14      3,579,375

See Notes to Financial Statements                                              9

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          ENERGY (CONTINUED)
$4,020    Pogo Producing Co. .............................    6.875%  10/01/17   $  4,070,250
 4,422    Vintage Petroleum, Inc. ........................    7.875   05/15/11      4,614,498
                                                                                 ------------
                                                                                   63,522,785
                                                                                 ------------
          FINANCIAL  0.5%
 3,395    Residential Capital Corp. ......................    6.375   06/30/10      3,431,157
                                                                                 ------------

          FOOD & DRUG  2.7%
 1,800    Albertson's, Inc. ..............................    7.250   05/01/13      1,797,289
 1,450    Albertson's, Inc. ..............................    7.500   02/15/11      1,475,278
 2,625    Delhaize America, Inc. .........................    8.125   04/15/11      2,865,967
 1,450    Jean Coutu Group (PJC), Inc. (Canada)...........    7.625   08/01/12      1,457,250
 3,740    Jean Coutu Group (PJC), Inc. (Canada)...........    8.500   08/01/14      3,590,400
 1,700    Jitney-Jungle Stores America, Inc. (c) (e)
          (f).............................................   12.000   03/01/06              0
 3,856    Kroger Co., 144A--Private Placement (a).........    8.500   07/15/17      4,188,631
 3,130    Rite Aid Corp. .................................    8.125   05/01/10      3,208,250
                                                                                 ------------
                                                                                   18,583,065
                                                                                 ------------
          FOOD & TOBACCO  4.4%
 3,125    Michael Foods, Inc. ............................    8.000   11/15/13      3,203,125
 4,420    Pilgrim's Pride Corp. ..........................    9.250   11/15/13      4,652,050
 7,095    Pilgrim's Pride Corp. ..........................    9.625   09/15/11      7,547,306
 7,685    RJ Reynolds Tobacco Holdings, Inc. .............    6.500   07/15/10      7,761,850
 5,545    Smithfield Foods, Inc. .........................    7.000   08/01/11      5,642,037
   450    Smithfield Foods, Inc., Ser B...................    7.750   05/15/13        473,062
 1,080    Smithfield Foods, Inc., Ser B...................    8.000   10/15/09      1,134,000
                                                                                 ------------
                                                                                   30,413,430
                                                                                 ------------
          FOREST PRODUCTS  5.4%
 4,090    Abitibi-Consolidated, Inc. (Canada).............    6.000   06/20/13      3,435,600
 1,470    Abitibi-Consolidated, Inc. (Canada).............    7.750   06/15/11      1,394,662
 3,815    Covalence Specialty Materials Corp.,
          144A--Private Placement (a).....................   10.250   03/01/16      3,972,369
 2,015    Crown Americas, 144A--Private Placement (a).....    7.625   11/15/13      2,110,713
 1,975    Crown European Holdings SA (Euro) (France)......    6.250   09/01/11      2,551,578
 3,840    Graham Packaging Co., Inc. .....................    8.500   10/15/12      3,931,200
 3,965    Graham Packaging Co., Inc. .....................    9.875   10/15/14      4,044,300
 4,870    Graphic Packaging International, Inc. ..........    9.500   08/15/13      4,650,850
 1,535    JSG Funding PLC (Euro) (Ireland)................   10.125   10/01/12      2,031,159
   130    Owens-Brockway Glass Containers, Inc. ..........    8.875   02/15/09        136,013
 2,100    Owens-Illinois, Inc. ...........................    7.350   05/15/08      2,136,750
 5,540    Owens-Illinois, Inc. ...........................    7.500   05/15/10      5,636,950
   855    Pliant Corp. (c) (e)............................   11.125   09/01/09        790,875
 1,985    Pliant Corp. (c) (e)............................   13.000   06/01/10        496,250
 1,495    Pliant Corp. (c) (e)............................   13.000   06/01/10        373,750
                                                                                 ------------
                                                                                   37,693,019
                                                                                 ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          GAMING & LEISURE  6.2%
$  475    Caesars Entertainment...........................    7.000%  04/15/13   $    503,344
   993    Caesars Entertainment...........................    8.875   09/15/08      1,073,681
   434    HMH Properties, Inc., Ser B.....................    7.875   08/01/08        438,883
 5,365    Host Marriott LP................................    6.375   03/15/15      5,378,413
 4,240    Host Marriott LP................................    7.125   11/01/13      4,399,000
 7,200    Isle of Capri Casinos, Inc. ....................    7.000   03/01/14      7,236,000
 5,440    Las Vegas Sands Corp. ..........................    6.375   02/15/15      5,304,000
 9,470    MGM Mirage, Inc. ...............................    6.000   10/01/09      9,470,000
 1,835    Starwood Hotels & Resorts Worldwide, Inc. ......    7.875   05/01/12      2,023,088
 3,005    Station Casinos, Inc. ..........................    6.000   04/01/12      3,020,025
 3,795    Station Casinos, Inc. ..........................    6.875   03/01/16      3,880,388
                                                                                 ------------
                                                                                   42,726,822
                                                                                 ------------
          HEALTHCARE  7.4%
 4,145    AmerisourceBergen Corp., 144A--Private Placement
          (a).............................................    5.625   09/15/12      4,144,105
 2,860    Community Health Systems, Inc. .................    6.500   12/15/12      2,845,700
 3,275    DaVita, Inc. ...................................    6.625   03/15/13      3,340,500
 3,375    Fisher Scientific International, Inc. ..........    6.125   07/01/15      3,396,094
 6,805    Fresenius Medical Care Capital Trust IV.........    7.875   06/15/11      7,247,325
 3,750    HCA, Inc. ......................................    6.300   10/01/12      3,755,175
 2,085    HCA, Inc. ......................................    8.700   02/10/10      2,267,260
   940    HCA, Inc. ......................................    8.750   09/01/10      1,038,595
 3,980    Medcath Holdings Corp. .........................    9.875   07/15/12      4,154,125
   850    National Nephrology Associates, Inc.,
          144A--Private Placement (a).....................    9.000   11/01/11        947,147
 3,680    Omnicare, Inc. .................................    6.750   12/15/13      3,762,800
 1,480    Tenet Healthcare Corp. .........................    7.375   02/01/13      1,365,300
 3,880    Tenet Healthcare Corp. .........................    9.875   07/01/14      3,967,300
 4,900    VWR International, Inc. ........................    6.875   04/15/12      4,900,000
 3,975    Warner Chilcott Corp., 144A--Private Placement
          (Variable Rate Coupon) (a)......................    9.000   02/01/15      3,925,313
                                                                                 ------------
                                                                                   51,056,739
                                                                                 ------------
          HOUSING  2.7%
 1,495    Associated Materials, Inc. (b).................. 0/11.250   03/01/14        799,825
 1,350    Goodman Global Holdings, Inc., Ser B (Variable
          Rate Coupon)....................................    7.491   06/15/12      1,380,375
 1,180    Interface, Inc. ................................    7.300   04/01/08      1,209,500
 4,465    Interface, Inc. ................................    9.500   02/01/14      4,598,950
 1,435    Interface, Inc. ................................   10.375   02/01/10      1,574,913
 5,915    Nortek, Inc. ...................................    8.500   09/01/14      5,929,788
 1,870    Technical Olympic USA, Inc. ....................    9.000   07/01/10      1,935,450
 1,612    Technical Olympic USA, Inc. ....................   10.375   07/01/12      1,643,837
                                                                                 ------------
                                                                                   19,072,638
                                                                                 ------------

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          INFORMATION TECHNOLOGY  1.8%
$  525    Iron Mountain, Inc. ............................    6.625%  01/01/16   $    497,438
 2,300    Iron Mountain, Inc. ............................    7.750   01/15/15      2,340,250
 5,045    Iron Mountain, Inc. ............................    8.625   04/01/13      5,284,638
 3,540    Sungard Data Systems, Inc., 144A--Private
          Placement (a)...................................    9.125   08/15/13      3,783,375
   320    Sungard Data Systems, Inc., 144A--Private
          Placement (Variable Rate Coupon) (a)............    9.431   08/15/13        339,200
                                                                                 ------------
                                                                                   12,244,901
                                                                                 ------------
          MANUFACTURING  3.2%
 2,185    General Cable Corp. ............................    9.500   11/15/10      2,359,800
 1,959    JohnsonDiversey, Inc. (Euro)....................    9.625   05/15/12      2,440,413
 4,463    JohnsonDiversey, Inc., Ser B....................    9.625   05/15/12      4,596,890
 2,574    Manitowoc Co., Inc. ............................   10.500   08/01/12      2,863,575
    55    Manitowoc Co., Inc. (Euro)......................   10.375   05/15/11         70,483
 6,525    NMHG Holdings Co. ..............................   10.000   05/15/09      6,916,500
 3,265    Propex Fabrics, Inc. ...........................   10.000   12/01/12      2,922,175
                                                                                 ------------
                                                                                   22,169,836
                                                                                 ------------
          METALS  3.8%
 1,340    Foundation PA Coal Co. .........................    7.250   08/01/14      1,380,200
 6,170    Massey Energy Co., 144A--Private Placement
          (a).............................................    6.875   12/15/13      6,185,425
 9,300    Novelis, Inc., 144A--Private Placement (Canada)
          (a).............................................    7.250   02/15/15      9,067,500
 2,445    SGL Carbon Luxembourg SA, 144A--Private
          Placement (Euro) (Luxembourg) (a)...............    8.500   02/01/12      3,191,579
 5,992    UCAR Finance, Inc. .............................   10.250   02/15/12      6,411,440
                                                                                 ------------
                                                                                   26,236,144
                                                                                 ------------
          RETAIL  1.2%
 3,110    Brown Shoe Co., Inc. ...........................    8.750   05/01/12      3,296,600
 5,005    Linens 'n Things, Inc., 144A--Private Placement
          (Variable Rate Coupon) (a)......................   10.366   01/15/14      5,055,050
                                                                                 ------------
                                                                                    8,351,650
                                                                                 ------------
          SERVICES  2.9%
 5,715    Allied Waste North America, Inc. ...............    6.375   04/15/11      5,657,850
 1,850    Allied Waste North America, Inc. ...............    7.875   04/15/13      1,933,250
 1,437    Allied Waste North America, Inc., Ser B.........    9.250   09/01/12      1,566,330
 1,590    Buhrmann US, Inc. ..............................    7.875   03/01/15      1,593,975
 3,580    Buhrmann US, Inc. ..............................    8.250   07/01/14      3,696,350
 4,245    MSW Energy Holdings LLC, Ser B..................    7.375   09/01/10      4,414,800
   985    MSW Energy Holdings/Finance.....................    8.500   09/01/10      1,053,950
                                                                                 ------------
                                                                                   19,916,505
                                                                                 ------------
          TELECOMMUNICATIONS  2.2%
 4,186    Axtel SA (Mexico)...............................   11.000   12/15/13      4,855,760
 6,030    Exodus Communications, Inc. (c) (e) (f).........   11.250   07/01/08              0
   770    Exodus Communications, Inc. (c) (e) (f).........   11.625   07/15/10              0
 4,000    Exodus Communications, Inc. (Euro) (c) (e)
          (f).............................................   11.375   07/15/08              0

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          TELECOMMUNICATIONS (CONTINUED)
$8,250    GST Network Funding, Inc. (c) (e) (f)...........   10.500%  05/01/08   $        825
 4,000    Park N View, Inc., Ser B (c) (e) (f)............   13.000   05/15/08              0
 4,405    Qwest Communications International, Inc.
          (Variable Rate Coupon)..........................    8.249   02/15/09      4,520,631
   990    Qwest Corp. ....................................    5.625   11/15/08        985,050
 4,480    Wind Acquisition Finance SA, 144A--Private
          Placement (Luxembourg) (a) (d)..................   10.750   12/01/15      4,816,000
                                                                                 ------------
                                                                                   15,178,266
                                                                                 ------------
          TRANSPORTATION  8.0%
 6,725    Amsted Industries, Inc., 144A--Private
          Placement (a)...................................   10.250   10/15/11      7,330,250
 1,765    Arvinmeritor, Inc. .............................    8.750   03/01/12      1,738,525
 4,800    Ford Motor Co. .................................    7.450   07/16/31      3,432,000
 3,935    Ford Motor Credit Co. ..........................    5.625   10/01/08      3,575,738
 4,450    General Motors Acceptance Corp. ................    4.375   12/10/07      4,096,127
 1,740    General Motors Acceptance Corp. ................    6.875   09/15/11      1,559,677
 1,690    General Motors Corp. ...........................    7.125   07/15/13      1,208,350
 8,435    General Motors Corp. ...........................    8.375   07/15/33      5,988,850
 7,040    Lear Corp., Ser B...............................    8.110   05/15/09      6,216,982
 5,720    Petro Stopping Centers, LP......................    9.000   02/15/12      5,820,100
 8,425    Sonic Automotive, Inc., Ser B...................    8.625   08/15/13      8,488,188
 5,471    TRW Automotive, Inc. ...........................    9.375   02/15/13      5,963,390
                                                                                 ------------
                                                                                   55,418,177
                                                                                 ------------
          UTILITY  6.8%
   925    AES Corp. ......................................    7.750   03/01/14        981,656
   528    AES Corp. ......................................    8.875   02/15/11        574,200
   740    AES Corp. ......................................    9.375   09/15/10        815,850
 3,035    AES Corp., 144A--Private Placement (a)..........    9.000   05/15/15      3,323,325
 5,930    CMS Energy Corp. ...............................    7.500   01/15/09      6,152,375
 2,825    Colorado Interstate Gas Co., 144A--Private
          Placement (a)...................................    6.800   11/15/15      2,972,070
 1,355    IPALCO Enterprises, Inc. .......................    8.625   11/14/11      1,507,438
 4,645    Monongahela Power Co. ..........................    5.000   10/01/06      4,637,261
 2,515    Nevada Power Co. ...............................    9.000   08/15/13      2,793,551
 2,945    Nevada Power Co., Ser A.........................    8.250   06/01/11      3,280,877
   995    Northwest Pipeline Corp. .......................    8.125   03/01/10      1,058,431
 5,695    Ormat Funding Corp. ............................    8.250   12/30/20      5,780,439
 4,030    PSEG Energy Holdings............................    8.625   02/15/08      4,261,725
 1,955    Southern Natural Gas Co. .......................    8.875   03/15/10      2,100,884
 6,210    Williams Cos., Inc. ............................    7.875   09/01/21      6,970,725
                                                                                 ------------
                                                                                   47,210,807
                                                                                 ------------
          WIRELESS COMMUNICATIONS  2.9%
 3,090    American Tower Corp. ...........................    7.125   10/15/12      3,252,225
 3,085    American Tower Corp. ...........................    7.500   05/01/12      3,270,100
 3,865    Rural Cellular Corp. (Variable Rate Coupon).....    8.991   03/15/10      3,961,625

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                       COUPON    MATURITY      VALUE
---------------------------------------------------------------------------------------------
          WIRELESS COMMUNICATIONS (CONTINUED)
$4,249    SBA Communications Corp. (b)....................  0/9.750%  12/15/11   $  4,047,173
 1,148    SBA Communications Corp. .......................    8.500   12/01/12      1,268,540
 4,040    UbiquiTel Operating Co. ........................    9.875   03/01/11      4,464,200
                                                                                 ------------
                                                                                   20,263,863
                                                                                 ------------

          TOTAL CORPORATE BONDS  93.0%........................................    644,896,848
                                                                                 ------------

          FOREIGN CONVERTIBLE CORPORATE OBLIGATION  0.5%
 3,980    Nortel Networks Corp. (Canada)..................    4.250   09/01/08      3,776,025
                                                                                 ------------

EQUITIES  0.2%
DecisionOne Corp. (10,890 Common Stock Warrants Class A) (f) (g)..............              0
DecisionOne Corp. (18,765 Common Stock Warrants Class B) (f) (g)..............              0
DecisionOne Corp. (11,130 Common Stock Warrants Class C) (f) (g)..............              0
DecisionOne Corp. (19,895 Common Shares) (f) (g)..............................              0
Doe Run Resources Corp. (29 Common Stock Warrants) (f) (g)....................              0
HCI Direct, Inc. (106,250 Common Shares Class A) (f) (g)......................      1,275,000
HF Holdings, Inc. (36,820 Common Stock Warrants) (f) (g)......................              0
Hosiery Corp. of America, Inc., 144A--Private Placement (1,000 Common Shares
Class A) (a) (f) (g)..........................................................              0
Jazztel, Plc, 144A--Private Placement (5,000 Common Stock Warrants) (Euro)
(United Kingdom) (a) (f) (g)..................................................              0
OpTel, Inc., 144A--Private Placement (3,275 Common Shares) (a) (f) (g)........              0
Park N View, Inc., 144A--Private Placement (4,000 Common Stock Warrants) (a)
(e) (f) (g)...................................................................              0
Reunion Industries, Inc. (107,947 Common Stock Warrants) (f) (g)..............              0
Ventelo, Inc., 144A--Private Placement (73,021 Common Shares) (Euro) (United
Kingdom) (a) (f) (g)..........................................................              0

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

DESCRIPTION                                                                             VALUE
-------------------------------------------------------------------------------------------------
EQUITIES (CONTINUED)
Viatel Holding Bermuda Ltd$. (7,852 Common Shares) (Bermuda) (g)..................   $        324
VS Holdings, Inc. (946,962 Common Shares) (f) (g).................................              0
                                                                                     ------------
TOTAL EQUITIES....................................................................      1,275,324
                                                                                     ------------

TOTAL LONG-TERM INVESTMENTS  93.7%
  (Cost $682,512,863).............................................................    649,948,197
REPURCHASE AGREEMENT  4.7%
State Street Bank & Trust Co. ($32,719,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.49%, dated 02/28/06, to be sold on 03/01/06 at $32,723,081)
  (Cost $32,719,000)..............................................................     32,719,000
                                                                                     ------------
TOTAL INVESTMENTS  98.4%
  (Cost $715,231,863).............................................................    682,667,197
OTHER ASSETS IN EXCESS OF LIABILITIES  1.6%.......................................     10,883,294
                                                                                     ------------

NET ASSETS  100.0%................................................................   $693,550,491
                                                                                     ============

Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) Non-income producing as security is in default.

(d) All or a portion of this security was purchased on a when-issued or delayed delivery basis.

(e) This borrower has filed for protection in federal bankruptcy court.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g) Non-income producing security as this stock currently does not declare dividends.

(Euro)--Eurodollar

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

SWAP AGREEMENTS OUTSTANDING AT FEBRUARY 28, 2006:

CREDIT DEFAULT SWAPS

                                                                                     NOTIONAL      UNREALIZED
                                            BUY/SELL    PAY/RECEIVE   EXPIRATION      AMOUNT      APPRECIATION/
COUNTERPARTY           REFERENCE ENTITY    PROTECTION   FIXED RATE       DATE         (000)       DEPRECIATION
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
  Markets              Eastman Kodak Co.      Sell         2.87%       3/20/11        $5,200        $130,984

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF FEBRUARY 28, 2006:

                                                                            UNREALIZED
                                                   IN          CURRENT     APPRECIATION/
FORWARD CONTRACTS                             EXCHANGE FOR      VALUE      DEPRECIATION
----------------------------------------------------------------------------------------
SHORT CONTRACTS:
Euro Currency
11,073,000 expiring 3/27/06.................      US$        $13,220,908     $421,471
11,420,000 expiring 3/27/06.................      US$         13,635,218      431,138
                                                                             --------
                                                                             $852,609
                                                                             --------

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $715,231,863).......................  $  682,667,197
Cash........................................................             328
Receivables:
  Interest..................................................      13,367,248
  Investments Sold..........................................       1,134,200
  Fund Shares Sold..........................................         682,503
Forward Foreign Currency Contracts..........................         852,609
Swap Contracts..............................................         130,984
Other.......................................................         296,143
                                                              --------------
    Total Assets............................................     699,131,212
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       2,267,985
  Income Distributions......................................       1,062,096
  Investments Purchased.....................................         849,975
  Distributor and Affiliates................................         526,022
  Investment Advisory Fee...................................         213,292
Trustees' Deferred Compensation and Retirement Plans........         385,663
Accrued Expenses............................................         275,688
                                                              --------------
    Total Liabilities.......................................       5,580,721
                                                              --------------
NET ASSETS..................................................  $  693,550,491
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,296,754,104
Accumulated Undistributed Net Investment Income.............      (3,418,912)
Net Unrealized Depreciation.................................     (31,583,459)
Accumulated Net Realized Loss...............................    (568,201,242)
                                                              --------------
NET ASSETS..................................................  $  693,550,491
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $487,270,544 and 137,632,787 shares of
    beneficial interest issued and outstanding).............  $         3.54
    Maximum sales charge (4.75%* of offering price).........             .18
                                                              --------------
    Maximum offering price to public........................  $         3.72
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $158,433,652 and 44,511,173 shares of
    beneficial interest issued and outstanding).............  $         3.56
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $45,858,169 and 13,040,495 shares of
    beneficial interest issued and outstanding).............  $         3.52
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,988,126 and 561,372 shares of
    beneficial interest issued and outstanding).............  $         3.54
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 28,416,743
Dividends...................................................         2,451
Other.......................................................       581,958
                                                              ------------
    Total Income............................................    29,001,152
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $589,577, $839,161 and $223,012,
  respectively).............................................     1,651,750
Investment Advisory Fee.....................................     1,411,465
Shareholder Services........................................       778,848
Custody.....................................................        68,632
Trustees' Fees and Related Expenses.........................        25,253
Legal.......................................................        19,361
Other.......................................................        97,128
                                                              ------------
    Total Expenses..........................................     4,052,437
    Less Credits Earned on Cash Balances....................        37,022
                                                              ------------
    Net Expenses............................................     4,015,415
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 24,985,737
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (5,843,682)
  Foreign Currency Transactions.............................      (106,755)
                                                              ------------
Net Realized Loss...........................................    (5,950,437)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (20,395,111)
                                                              ------------
  End of the Period:
    Investments.............................................   (32,564,666)
    Forward Foreign Currency Contracts......................       852,609
    Swap Contracts..........................................       130,984
    Foreign Currency Translation............................        (2,386)
                                                              ------------
                                                               (31,583,459)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (11,188,348)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(17,138,785)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  7,846,952
                                                              ============

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 28, 2006    AUGUST 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  24,985,737       $  51,865,645
Net Realized Gain/Loss..................................       (5,950,437)          3,062,032
Net Unrealized Depreciation During the Period...........      (11,188,348)        (12,909,658)
                                                            -------------       -------------
Change in Net Assets from Operations....................        7,846,952          42,018,019
                                                            -------------       -------------

Distributions from Net Investment Income:
  Class A Shares........................................      (18,915,985)        (35,174,855)
  Class B Shares........................................       (5,840,189)        (12,164,487)
  Class C Shares........................................       (1,682,121)         (3,384,973)
  Class I Shares........................................         (413,748)            (82,724)
                                                            -------------       -------------
Total Distributions.....................................      (26,852,043)        (50,807,039)
                                                            -------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      (19,005,091)         (8,789,020)
                                                            -------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................       79,974,830         489,332,752
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................       19,471,025          37,014,423
Cost of Shares Repurchased..............................     (187,767,424)       (298,295,554)
                                                            -------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......      (88,321,569)        228,051,621
                                                            -------------       -------------
TOTAL INCREASE/DECREASE IN NET ASSETS...................     (107,326,660)        219,262,601
NET ASSETS:
Beginning of the Period.................................      800,877,151         581,614,550
                                                            -------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of $(3,418,912) and
  $(1,552,606), respectively)...........................    $ 693,550,491       $ 800,877,151
                                                            =============       =============

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED AUGUST 31,
CLASS A SHARES                     FEBRUARY 28,   --------------------------------------------
                                       2006        2005     2004     2003    2002 (A)    2001
                                   -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................     $ 3.63      $ 3.64   $ 3.43   $ 3.15   $  4.23    $ 5.24
                                      ------      ------   ------   ------   -------    ------
  Net Investment Income..........        .13(b)      .26      .26      .29       .39       .51
  Net Realized and Unrealized
    Gain/Loss....................       (.08)       (.02)     .21      .29     (1.01)     (.96)
                                      ------      ------   ------   ------   -------    ------
Total from Investment
  Operations.....................        .05         .24      .47      .58      (.62)     (.45)
                                      ------      ------   ------   ------   -------    ------
Less:
  Distributions from Net
    Investment Income............        .14         .25      .25      .24       .43       .55
  Return of Capital
    Distributions................        -0-         -0-      .01      .06       .03       .01
                                      ------      ------   ------   ------   -------    ------
Total Distributions..............        .14         .25      .26      .30       .46       .56
                                      ------      ------   ------   ------   -------    ------
NET ASSET VALUE, END OF THE
  PERIOD.........................     $ 3.54      $ 3.63   $ 3.64   $ 3.43   $  3.15    $ 4.23
                                      ======      ======   ======   ======   =======    ======

Total Return (c).................      1.36%*      6.89%   14.02%   19.26%   -15.75%    -9.04%
Net Assets at End of the Period
  (In millions)..................     $487.3      $532.0   $379.5   $408.7   $ 308.5    $394.4
Ratio of Expenses to Average Net
  Assets (d).....................       .92%       1.06%    1.06%    1.12%     1.08%     1.05%
Ratio of Net Investment Income to
  Average Net Assets.............      7.25%       7.11%    7.45%    8.36%    10.39%    10.93%
Portfolio Turnover...............        26%*        84%      88%      95%       83%       80%

*   Non-Annualized

(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended August 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.49% to 10.39%. Net investment income per share and net realized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended February 28, 2006.

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED AUGUST 31,
CLASS B SHARES                     FEBRUARY 28,   --------------------------------------------
                                       2006        2005     2004     2003    2002 (A)    2001
                                   -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................     $ 3.65      $ 3.65   $ 3.44   $ 3.16   $  4.24    $ 5.25
                                      ------      ------   ------   ------   -------    ------
  Net Investment Income..........        .12(b)      .25      .23      .25       .35       .48
  Net Realized and Unrealized
    Gain/Loss....................       (.09)       (.02)     .21      .30     (1.01)     (.97)
                                      ------      ------   ------   ------   -------    ------
Total from Investment
  Operations.....................        .03         .23      .44      .55      (.66)     (.49)
                                      ------      ------   ------   ------   -------    ------
Less:
  Distributions from Net
    Investment Income............        .12         .23      .22      .21       .39       .51
  Return of Capital
    Distributions................        -0-         -0-      .01      .06       .03       .01
                                      ------      ------   ------   ------   -------    ------
Total Distributions..............        .12         .23      .23      .27       .42       .52
                                      ------      ------   ------   ------   -------    ------
NET ASSET VALUE, END OF THE
  PERIOD.........................     $ 3.56      $ 3.65   $ 3.65   $ 3.44   $  3.16    $ 4.24
                                      ======      ======   ======   ======   =======    ======

Total Return (c).................       .97%*      6.36%   12.79%   18.27%   -16.12%    -9.80%
Net Assets at End of the Period
  (In millions)..................     $158.4      $191.0   $160.7   $175.6   $ 168.8    $249.6
Ratio of Expenses to Average Net
  Assets (d).....................      1.68%       1.83%    1.82%    1.89%     1.84%     1.83%
Ratio of Net Investment Income to
  Average Net Assets.............      6.49%       6.33%    6.70%    7.68%     9.67%    10.13%
Portfolio Turnover...............        26%*        84%      88%      95%       83%       80%

*   Non-Annualized

(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended August 31, 2002 was to decrease the ratio of net investment income to average net assets from 9.77% to 9.67%. Net investment income per share and net realized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended February 28, 2006.

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                      YEAR ENDED AUGUST 31,
CLASS C SHARES                FEBRUARY 28,    -------------------------------------------------
                                  2006         2005      2004      2003     2002 (A)     2001
                              -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............     $ 3.60       $ 3.61    $ 3.41    $ 3.13    $  4.20     $  5.22
                                 ------       ------    ------    ------    -------     -------
  Net Investment Income.....        .11(b)       .25       .23       .25        .35         .48
  Net Realized and
    Unrealized Gain/Loss....       (.07)        (.03)      .20       .30      (1.00)       (.98)
                                 ------       ------    ------    ------    -------     -------
Total from Investment
  Operations................        .04          .22       .43       .55       (.65)       (.50)
                                 ------       ------    ------    ------    -------     -------
Less:
  Distributions from Net
    Investment Income.......        .12          .23       .22       .21        .39         .51
  Return of Capital
    Distributions...........        -0-          -0-       .01       .06        .03         .01
                                 ------       ------    ------    ------    -------     -------
Total Distributions.........        .12          .23       .23       .27        .42         .52
                                 ------       ------    ------    ------    -------     -------
NET ASSET VALUE, END OF THE
  PERIOD....................     $ 3.52       $ 3.60    $ 3.61    $ 3.41    $  3.13     $  4.20
                                 ======       ======    ======    ======    =======     =======

Total Return (c)............      1.29%(e)*    6.17%(e) 12.98%(e) 18.14%(f) -16.04%     -10.06%
Net Assets at End of the
  Period (In millions)......     $ 45.9       $ 54.5    $ 41.4    $ 41.5    $  36.7     $  58.7
Ratio of Expenses to Average
  Net Assets (d)............      1.62%(e)     1.82%(e)  1.81%(e)  1.86%      1.84%       1.82%
Ratio of Net Investment
  Income to Average Net
  Assets....................      6.55%(e)     6.34%(e)  6.71%(e)  7.68%(f)   9.68%      10.12%
Portfolio Turnover..........        26%*         84%       88%       95%        83%         80%

*   Non-Annualized

(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended August 31, 2002 was to decrease the ratio of net investment income to average net assets from 9.78% to 9.68%. Net investment income per share and net realized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended February 28, 2006.

(e) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(f) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .01%.

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             MARCH 23, 2005
                                                             SIX MONTHS     (COMMENCEMENT OF
                                                               ENDED         OPERATIONS) TO
CLASS I SHARES                                              FEBRUARY 28,       AUGUST 31,
                                                                2006              2005
                                                            --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..................     $ 3.63            $ 3.65
                                                               ------            ------
  Net Investment Income...................................        .14(a)            .12
  Net Realized and Unrealized Loss........................       (.09)             (.02)
                                                               ------            ------
Total from Investment Operations..........................        .05               .10
Less Distributions from Net Investment Income.............        .14               .12
                                                               ------            ------
NET ASSET VALUE, END OF THE PERIOD........................     $ 3.54            $ 3.63
                                                               ======            ======

Total Return (b)..........................................      1.50%*            2.69%*
Net Assets at End of the Period (In millions).............     $  2.0            $ 23.3
Ratio of Expenses to Average Net Assets (c)...............       .62%              .85%
Ratio of Net Investment Income to Average Net Assets......      7.58%             6.97%
Portfolio Turnover........................................        26%*              84%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended February 28, 2006.

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Fund (the "Fund"), formerly Van Kampen High Income Corporate Bond Fund, is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to maximize current income. Capital appreciation is a secondary objective which is sought only when consistent with the Fund's primary investment objective. The Fund commenced investment operations on October 2, 1978. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At February 28, 2006, the Fund had $849,975 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts on debt securities are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $560,990,126 which will expire according to the following schedule:

AMOUNT                                                            EXPIRATION
$  6,411,333................................................    August 31, 2006
  15,213,979................................................    August 31, 2007
  33,682,013................................................    August 31, 2008
  51,935,293................................................    August 31, 2009
 138,518,165................................................    August 31, 2010
 165,406,856................................................    August 31, 2011
 117,018,188................................................    August 31, 2012
  32,804,299................................................    August 31, 2013

    Part of the capital loss carryforward above was acquired due to a merger with another regulated investment company. Please see Footnote 3 for details.

    At February 28, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $717,422,010
                                                                ============
Gross tax unrealized appreciation...........................    $ 25,595,536
Gross tax unrealized depreciation...........................     (60,350,349)
                                                                ------------
Net tax unrealized depreciation on investments..............    $(34,754,813)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

    The tax character of distributions paid during the year ended August 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................    $50,502,624
  Long-term capital gain....................................            -0-
  Return of capital.........................................            -0-
                                                                -----------
                                                                $50,502,624
                                                                ===========

    As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $3,564,658

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2006, the Fund's custody fee was reduced by $37,022 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .420%
Next $250 million...........................................       .345
Next $250 million...........................................       .295
Next $1 billion.............................................       .270
Next $1 billion.............................................       .245
Over $3 billion.............................................       .220

    For the six months ended February 28, 2006, the Fund recognized expenses of approximately $19,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2006, the Fund recognized expenses of approximately $23,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2006, the Fund recognized expenses of approximately $649,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $260,814 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $51,300 and CDSC on redeemed shares of approximately $144,900. Sales charges do not represent expenses to the Fund.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2006 and the year ended August 31, 2005, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                       FEBRUARY 28, 2006                AUGUST 31, 2005
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   17,185,530    $  60,709,146     86,725,464    $ 320,410,088
  Class B.......................    3,579,695       12,693,886     28,208,023      105,232,841
  Class C.......................    1,785,385        6,240,799     10,910,339       40,075,471
  Class I.......................       97,607          330,999      6,506,107       23,614,352
                                  -----------    -------------    -----------    -------------
Total Sales.....................   22,648,217    $  79,974,830    132,349,933    $ 489,332,752
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    3,908,973    $  13,802,449      7,137,575    $  26,066,021
  Class B.......................    1,160,425        4,117,854      2,331,043        8,551,256
  Class C.......................      324,357        1,136,981        637,802        2,314,420
  Class I.......................      117,066          413,741         22,802           82,726
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    5,510,821    $  19,471,025     10,129,222    $  37,014,423
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (30,122,767)   $(106,839,377)   (51,466,042)   $(188,120,153)
  Class B.......................  (12,613,113)     (44,869,799)   (22,114,193)     (81,191,619)
  Class C.......................   (4,201,801)     (14,795,701)    (7,880,798)     (28,567,020)
  Class I.......................   (6,067,456)     (21,262,547)      (114,754)        (416,762)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (53,005,137)   $(187,767,424)   (81,575,787)   $(298,295,554)
                                  ===========    =============    ===========    =============

    On December 17, 2004, the Fund acquired all of the assets and liabilities of the Van Kampen High Yield Fund ("High Yield") through a tax free reorganization approved by High Yield shareholders on December 7, 2004. The Fund issued 49,903,883, 21,224,359 and 7,028,101 shares of Classes A, B and C valued at $186,141,484, $79,591,347 and $26,074,256, respectively, in exchange for High
Yield's net assets. The shares of High Yield were converted into Fund shares at a ratio 1 to 1.515, 1 to 1.514 and 1 to 1.529 for Classes A, B and C, respectively. Net unrealized appreciation of High Yield as of December 17, 2004 was $3,802,196. The Fund assumed High Yield's book to tax amortization differences, which resulted in a $660,296 decrease to accumulated undistributed net investment income and a corresponding increase to net unrealized appreciation. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended August 31, 2005. Combined net assets of both funds on the day of reorganization were $893,763,227. Included in these net assets was a capital loss carryforward of $166,397,364, deferred compensation of $155,071, the deferral of losses related to wash sale transactions of $290,140, non-accrual interest income of $864,492 and marked to market of $821,478, all carried forward from the High Yield Fund.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sales or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2006, the Fund received redemption fees of approximately $8,000, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $178,843,632 and $277,727,378, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, manage the Fund's effective yield, foreign currency exposure, maturity and duration or generate potential gain. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A. FORWARD FOREIGN CURRENCY CONTRACTS A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

B. CREDIT DEFAULT SWAPS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount,

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

which approximates the notional amount of the swap, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations.

    Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $2,691,000 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The defendants have moved to dismiss this action and otherwise intend to defend it vigorously.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Defendants moved to dismiss the complaint and intend otherwise to vigorously defend it. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. The defendants moved to dismiss this matter, which motion was granted in part and denied in part. Defendants moved for reconsideration of those claims that were denied. Plaintiff subsequently dismissed the trustee defendants from the action, in exchange for the execution of a tolling agreement by the trustees permitting plaintiff to bring the same claims against the trustees at a later date should plaintiff deem necessary.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. INDEMNIFICATIONS

    The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HIGH YIELD FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

AMY R. DOBERMAN
Vice President

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 32

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  28, 128, 228
                                                                  HYI SAR 4/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01005P-Y02/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Yield Fund

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006


By: /s/ Phillip G. Goff
    --------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: April 19, 2006